[INVESCO LETTERHEAD]

December 2, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
CIK No. 0000896435

Ladies and Gentlemen:

On behalf of AIM Variable Insurance Funds (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, including Rule 488 thereunder, is the electronic version of the Fund’s Registration Statement on Form N-14 (the “Registration Statement”) containing a proxy statement/prospectus.  This Registration Statement is being filed to register the following:

•
Series I and Series II shares of Invesco Van Kampen V.I. Capital Growth Fund (the “Acquiring Fund”) that will be issued to shareholders of  Invesco V.I. Capital Appreciation Fund and Invesco V.I. Leisure Fund (the “Target Funds”); and

•	Series I and Series II shares of Invesco Van Kampen V.I. Mid Cap Growth Fund (the “Acquring Fund”) that will be issued to shareholders of Invesco V.I. Capital Development Fund (the “Target Fund”).

It is proposed that this filing will become automatically effective on January 3, 2012 pursuant to Rule 488 under the 1933 Act.  The Fund has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Accordingly, no filing fee is due at this time.

Please send copies of all correspondence with respect to the Form N-14 to my attention or contact me at 713.214.7888.

Very truly yours,

/S/ Peter A. Davidson

Peter A. Davidson
Counsel